Short-Term Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Deposits (Details) [Line Items]
Short-term deposits (in Dollars)	$ 35,592	$ 108,928
Minimum [Member]
Short-Term Deposits (Details) [Line Items]
Interest rates	0.10%	0.27%
Maximum [Member]
Short-Term Deposits (Details) [Line Items]
Interest rates	1.55%	2.47%